Revenues (Details) - Schedule of Disaggregation of Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 85,576	$ 71,461	$ 73,824
Japan [Member]
Disaggregation of Revenue [Line Items]
Revenues	37,122	28,088	35,883
North America [Member]
Disaggregation of Revenue [Line Items]
Revenues	24,074	27,183	24,183
Southeast Asia [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,605	4,912	4,173
Mainland China [Member]
Disaggregation of Revenue [Line Items]
Revenues	11,156	1,883	3,842
Hong Kong SAR [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,660	4,166	2,199
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,207	3,361	1,845
Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,884	1,264	1,457
Taiwan [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 868	$ 604	$ 242